UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/14

The following Form N-Q relates only to Dreyfus Equity Income Fund and Dreyfus Emerging Markets Debt Local Currency Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--87.4%		Rate (%)	Date	Amount ($) [a]		Value ($)
Foreign/Governmental
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	332,200,000	b	8,150,040
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	2,283,500,000		56,022,327
Brazilian Government,
Treasury Bills	BRL	0.00	1/1/16	36,800,000	c	14,235,131
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	235,960,000		104,638,378
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	202,920,000		86,826,735
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	3,870,000,000		7,011,061
Colombian Government,
Bonds, Ser. B	COP	6.00	4/28/28	20,359,500,000		9,847,285
Colombian Government,
Bonds, Ser. B	COP	7.00	5/4/22	93,325,700,000		50,596,831
Colombian Government,
Sr. Unscd. Bonds	COP	9.85	6/28/27	7,707,000,000		5,317,013
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	25,169,600,000		16,455,055
Eskom Holdings,
Sr. Scd. Bonds	ZAR	0.00	12/31/18	373,600,000	c	24,062,765
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	19,500,000,000	b	10,460,008
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	8,127,790,000		38,306,798
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0512	MYR	3.31	10/31/17	47,000,000		14,814,767
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0413	MYR	3.84	4/15/33	42,090,000		12,561,048
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	164,440,000		53,207,557
Mexican Government,
Bonds, Ser. M	MXN	6.00	6/18/15	397,300,000		31,157,094
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	234,705,000		25,112,515
Nigerian Government,

Treasury Bills	NGN	0.00	9/4/14	1,250,900,000	c	7,704,876
Nigerian Government,
Treasury Bills	NGN	0.00	10/9/14	134,900,000	c	822,558
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/6/14	1,481,360,000	c	8,970,198
Nigerian Government,
Treasury Bills	NGN	0.00	11/13/14	809,100,000	c	4,879,816
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/20/14	459,900,000	c	2,775,754
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/4/14	1,509,520,000	c	9,057,046
Nigerian Government,
Treasury Bills	NGN	0.00	12/11/14	1,011,400,000	c	6,044,670
Nigerian Government,
Bonds, Ser. 5YR	NGN	4.00	4/23/15	7,050,000,000		41,784,697
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	8,195,155,000		59,471,188
Nigerian Government,
Bonds, Ser. 10YR	NGN	16.39	1/27/22	1,758,405,000		13,313,204
Peruvian Government,
Unscd. Bonds	PEN	6.90	8/12/37	12,315,000		4,625,669
Peruvian Government,
Bonds	PEN	6.95	8/12/31	129,100,000		49,790,074
Peruvian Government,
Bonds	PEN	8.20	8/12/26	12,430,000		5,422,355
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	179,270,000		14,202,590
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	615,900,000	b	48,794,418
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	118,000,000		9,832,339
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	493,035,000	b	41,082,096
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	1,505,000,000		36,848,337
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	80,000,000		1,981,651
Polish Government,
Bonds, Ser. 1023	PLN	4.00	10/25/23	65,000,000		21,710,664
Polish Government,
Bonds, Ser. 1020	PLN	5.25	10/25/20	40,565,000		14,486,364
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	200,710,000		74,688,095
Romanian Government,

Bonds, Ser. 10Y	RON	5.85	4/26/23	31,800,000	10,649,007
Romanian Government,
Bonds, Ser. 5Y	RON	5.90	7/26/17	175,080,000	56,542,512
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	738,900,000	19,482,255
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	938,300,000	22,145,652
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	1,515,400,000	38,116,601
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.70	3/17/16	520,400,000	13,493,089
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	312,575,000	6,861,325
Russian Government,
Bonds, Ser. 6205	RUB	7.60	4/14/21	227,275,000	5,553,875
Russian Government,
Bonds, Ser. 6209	RUB	7.60	7/20/22	416,600,000	10,028,410
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	565,410,000	13,770,981
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	397,075,000	37,047,465

South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	913,170,000		102,099,277
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	153,620,000	b	14,577,773
Turkish Government,
Bonds, Ser. 5Y	TRY	6.30	2/14/18	65,498,000		28,226,411
Turkish Government,
Bonds	TRY	7.10	3/8/23	43,500,000		17,981,610
Turkish Government,
Bonds	TRY	8.80	9/27/23	61,800,000		28,362,526
Turkish Government,
Bonds	TRY	9.00	1/27/16	72,190,000		33,531,362
Total Bonds and Notes
(cost $1,607,992,806)						1,505,541,198

Short-Term Investments--.2%
U.S. Treasury Bills
0.03%, 11/13/14
(cost $3,579,748)				3,580,000	[d]	3,579,748

Other Investment--9.9%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $170,135,234)				170,135,234	[e]	170,135,234
Total Investments (cost $1,781,707,788)				97.5%		1,679,256,180
Cash and Receivables (Net)				2.5%		43,401,077
Net Assets				100.0%		1,722,657,257

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
CLP--Chilean Peso
COP--Colombian Peso
HUF--Hungarian Forint
MXN--Mexican New Peso
MYR--Malaysian Ringgit
NGN--Nigerian Naira
PEN--Peruvian New Sol
PHP--Philippine Peso
PLN-- Polish Zloty
RON--Romanian Leu
RUB--Russian Ruble
TRY--Turkish Lira
ZAR--South African Rand

b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities were valued at $123,064,334 or 7.1% of net assets.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Held by a broker as collateral for open forward foreign currency exchange contracts.
e	Investment in affiliated money market mutual fund.

At August 31, 2014, net unrealized depreciation on investments was $102,451,608 of which $26,532,881 related to appreciated investment securities and $128,984,489 related to depreciated investment securities. At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Brazil	11.9
Russia	11.2
South Africa	10.3
Short-Term/Money Market Investments	10.1
Mexico	9.9
Nigeria	9.0
Poland	6.4
Turkey	6.3
Colombia	5.4
Malaysia	4.7
Romania	3.9
Peru	3.5
Philippines	2.3
Hungary	2.2
Chile	.4
97.5

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
August 31, 2014 (Unaudited)

			Foreign			Unrealized
Forward Foreign Currency			Currency			Appreciation
Exchange Contracts			Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring
9/3/2014	a		8,100,000	3,580,110	3,613,306	33,196

Chinese Yuan Renminbi,
Expiring
10/15/2014		b	110,930,000	17,915,052	17,960,815	45,763

Colombian Peso,
Expiring
9/30/2014		c	36,300,000,000	18,756,297	18,826,401	70,104

Euro,
Expiring
9/30/2014		d	16,390,000	21,741,827	21,539,470	(202,357)

Hungarian Forint,
Expiring:
9/30/2014		a	4,217,300,000	17,935,273	17,582,275	(352,998)
9/30/2014		b	5,762,100,000	24,520,357	24,022,675	(497,682)
9/30/2014		e	7,009,625,000	29,790,162	29,223,710	(566,452)
9/30/2014		f	2,869,170,000	12,203,911	11,961,809	(242,102)
9/30/2014		g	5,931,340,000	25,225,790	24,728,250	(497,540)

Indian Rupee,
Expiring
9/30/2014		b	1,300,780,000	21,295,461	21,256,196	(39,265)

Malaysian Ringgit,
Expiring:
9/30/2014	b	255,585,000	80,421,577	80,872,713	451,136
9/30/2014	f	53,100,000	16,763,115	16,802,008	38,893

Mexican New Peso,
Expiring
9/30/2014	b	345,785,000	26,415,966	26,385,945	(30,021)

Peruvian New Sol,
Expiring:
9/30/2014	b	58,425,000	20,630,297	20,445,002	(185,295)
9/30/2014	e	5,960,000	2,098,592	2,085,618	(12,974)

Polish Zloty,
Expiring:
9/30/2014	d	103,865,000	32,815,868	32,362,949	(452,919)
9/30/2014	f	61,185,000	19,423,933	19,064,430	(359,503)
9/30/2014	h	80,390,000	25,517,759	25,048,452	(469,307)

Romanian Leu,
Expiring:
9/30/2014	e	10,330,000	3,098,845	3,079,581	(19,264)
10/31/2014	f	31,545,000	9,494,928	9,388,490	(106,438)

Taiwan New Dollar,
Expiring
10/31/2014	f	322,910,000	10,796,055	10,810,241	14,186

Thai Baht,
Expiring
9/30/2014	d	555,535,000	17,420,351	17,366,583	(53,768)

Turkish Lira,
Expiring
9/30/2014	e	39,755,000	18,321,256	18,265,200	(56,056)

Sales:			Proceeds ($)

Brazilian Real,
Expiring:
9/3/2014	d	8,100,000	3,569,855	3,613,307	(43,452)
10/2/2014	a	61,390,000	26,912,749	27,156,467	(243,718)

Colombian Peso,
Expiring
9/30/2014	b	139,946,510,000	72,811,445	72,580,968	230,477

Nigerian Naira,
Expiring
9/30/2014	d	2,640,000,000	16,156,671	16,162,936	(6,265)

Philippine Peso,
Expiring
9/30/2014	d	654,590,000	14,975,749	14,999,736	(23,987)

Russian Ruble,
Expiring
9/30/2014	d	508,490,000	13,883,686	13,631,617	252,069

South African Rand,
Expiring
9/30/2014	b	491,790,000	45,954,810	45,868,901	85,909

Thai Baht,
Expiring
9/30/2014	f	1,247,605,000	39,136,866	39,001,388	135,478

Gross Unrealized Appreciation	1,357,211
Gross Unrealized Depreciation	(4,461,363)

Counterparties:

a	Morgan Stanley Capital Services
b	Citigroup
c HSBC
d	Barclays Bank
e	Goldman Sachs International
f	JP Morgan Chase Bank
g	Royal Bank of Scotland
h	Deutsche Bank

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Foreign Government	-	1,505,541,198	-	1,505,541,198
Mutual Funds	170,135,234	-	-	170,135,234
U.S. Treasury	-	3,579,748	-	3,579,748
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	1,357,211	-	1,357,211
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(4,461,363)	-	(4,461,363)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
August 31, 2014 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Banks--3.0%
JPMorgan Chase & Co.	39,255		2,333,710
New York Community Bancorp	143,400		2,287,230
People's United Financial	15,860		237,107
Wells Fargo & Co.	44,350		2,281,364
			7,139,411
Capital Goods--7.1%
General Dynamics	3,060		377,145
General Electric	312,700		8,123,946
Lockheed Martin	24,410		4,247,340
Northrop Grumman	21,800		2,773,396
Raytheon	14,820		1,427,759
			16,949,586
Commercial & Professional Services--6.3%
Pitney Bowes	286,615		7,755,802
R.R. Donnelley & Sons	417,000		7,368,390
			15,124,192
Consumer Durables & Apparel--1.0%
Garmin	13,550		736,171
Hasbro	16,010		843,007
Leggett & Platt	7,150		250,893
Mattel	18,920		652,551
			2,482,622
Consumer Services--4.3%
H&R Block	191,040		6,405,571
McDonald's	12,500		1,171,500
Starwood Hotels & Resorts
Worldwide	29,650	a	2,506,611
Wynn Resorts	1,100		212,168
			10,295,850
Diversified Financials--2.7%
American Express	8,920		798,786
Ares Capital	225,950		3,875,042

Invesco	31,000	1,266,040
Navient	30,300	543,582
		6,483,450
Energy--8.2%
Chevron	28,260	3,658,257
ConocoPhillips	83,315	6,766,844
Exxon Mobil	57,810	5,749,783
Kinder Morgan	15,600	628,056
Phillips 66	6,350	552,577
RPC	29,100	662,607
Schlumberger	4,350	476,934
Seadrill	30,800	1,147,300
		19,642,358
Food & Staples Retailing--4.5%
CVS Caremark	27,170	2,158,656
Wal-Mart Stores	100,940	7,620,970
Walgreen	16,640	1,007,053
		10,786,679
Food, Beverage & Tobacco--6.9%
Altria Group	209,670	9,032,584
Campbell Soup	5,350	239,787
ConAgra Foods	7,680	247,296
Dr. Pepper Snapple Group	9,510	598,369
Philip Morris International	73,590	6,297,832
		16,415,868
Health Care Equipment & Services--.4%
Abbott Laboratories	6,530	275,827
Humana	2,120	272,929
Medtronic	4,350	277,747
WellPoint	2,000	233,020
		1,059,523
Household & Personal Products--.9%
Procter & Gamble	26,400	2,194,104
Insurance--1.2%
Cincinnati Financial	6,350	305,371
MetLife	35,150	1,924,111
Old Republic International	14,050	215,667
Prudential Financial	4,105	368,218

			2,813,367
Materials--2.9%
Dow Chemical	114,250		6,118,087
Freeport-McMoRan	16,200		589,194
Rockwood Holdings	2,700		218,646
			6,925,927
Media--1.0%
Gannett	11,400		384,864
Regal Entertainment Group, Cl. A	86,250		1,815,562
Viacom, Cl. B	3,090		250,754
			2,451,180
Pharmaceuticals, Biotech & Life Sciences--11.5%
AbbVie	9,430		521,290
Bristol-Myers Squibb	120,410		6,098,767
Eli Lilly & Co.	81,520		5,181,411
Johnson & Johnson	36,300		3,765,399
Merck & Co.	51,810		3,114,299
Pfizer	302,307		8,884,803
			27,565,969
Real Estate--5.4%
Annaly Capital Management	498,010	a	5,926,319
Chimera Investment	260,100	a	860,931
Corrections Corporation of America	34,300	a	1,222,452
Equity Commonwealth	17,110		459,917
HCP	8,350	a	361,806
Hospitality Properties Trust	24,140	a	710,440
Kimco Realty	12,150	a	285,404
Macerich	8,650	a	564,759
MFA Financial	307,700	a	2,596,988
			12,989,016
Retailing--1.9%
Foot Locker	15,750		883,733
Genuine Parts	3,270		286,910
Home Depot	31,940		2,986,390
Target	6,650		399,466
			4,556,499
Semiconductors & Semiconductor Equipment--4.8%
Intel	251,245		8,773,475

Maxim Integrated Products	26,755	826,462
Microchip Technology	16,900	825,227
Texas Instruments	20,600	992,508
		11,417,672
Software & Services--5.1%
CA	183,350	5,177,804
International Business Machines	5,090	978,807
Microsoft	96,835	4,399,214
Oracle	39,240	1,629,637
		12,185,462
Technology Hardware & Equipment--7.5%
Apple	76,120	7,802,300
Cisco Systems	80,900	2,021,691
Hewlett-Packard	25,650	974,700
Seagate Technology	112,600	7,046,508
		17,845,199
Telecommunication Services--6.1%
AT&T	166,310	5,814,198
CenturyLink	16,700	684,533
Frontier Communications	133,550	908,140
Verizon Communications	98,820	4,923,212
Windstream Holdings	203,550	2,300,115
		14,630,198
Transportation--.3%
Union Pacific	2,400	252,648
United Parcel Service, Cl. B	4,120	401,000
		653,648
Utilities--6.2%
Ameren	37,010	1,480,030
American Electric Power	137,660	7,392,342
CMS Energy	22,200	677,988
Consolidated Edison	8,190	474,119
Duke Energy	2,400	177,576
Entergy	25,050	1,939,121
Public Service Enterprise Group	13,610	508,878
Southern	43,550	1,933,620
Wisconsin Energy	6,550	296,912
		14,880,586

Total Common Stocks
(cost $192,645,633)		237,488,366

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $795,653)	795,653 [b]	795,653
Total Investments (cost $193,441,286)	99.5%	238,284,019
Cash and Receivables (Net)	.5%	1,146,673
Net Assets	100.0%	239,430,692

a	Investment in real estate investment trust.
b	Investment in affiliated money market mutual fund.

At August 31, 2014, net unrealized appreciation on investments was $44,842,733 of which $46,144,209 related to appreciated investment securities and $1,301,476 related to depreciated investment securities. At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	11.5
Energy	8.2
Technology Hardware & Equipment	7.5
Capital Goods	7.1
Food, Beverage & Tobacco	6.9
Commercial & Professional Services	6.3
Utilities	6.2
Telecommunication Services	6.1
Real Estate	5.4
Software & Services	5.1
Semiconductors & Semiconductor Equipment	4.8
Food & Staples Retailing	4.5
Consumer Services	4.3
Banks	3.0
Materials	2.9
Diversified Financials	2.7
Retailing	1.9
Insurance	1.2

Consumer Durables & Apparel	1.0
Media	1.0
Household & Personal Products	.9
Health Care Equipment & Services	.4
Money Market Investment	.3
Transportation	.3
99.5

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	236,341,066	-	-	236,341,066
Equity Securities - Foreign Common Stocks+	1,147,300	-	-	1,147,300
Mutual Funds	795,653	-	-	795,653

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/_Bradley J. Skapyak____

            Bradley J. Skapyak

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/_Bradley J. Skapyak____

            Bradley J. Skapyak

            President

Date:    October 23, 2014

By:       /s/_James Windels______

            James Windels

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)